Financial and other non-current assets (Details 2) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other non-current assets [abstract]
Deferred compensation plans assets	$ 471	$ 414
Prepaid post-employment benefit plans assets	202	148
Other non-current assets	219	176
Total other non-current assets	$ 892	$ 738